Interest in associates and joint ventures - Summarised aggregate financial information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018 [1]	Dec. 31, 2016
Disclosure of associates [line items]
Carrying amount	$ 22,244	$ 22,577
– total assets	2,558,124	2,521,771	$ 2,518,430	$ 2,374,986
– total liabilities	2,363,875	2,323,900	$ 2,322,206
Aggregated individually immaterial associates
Disclosure of associates [line items]
Carrying amount	4,482	4,520
– total assets	20,470	20,625
– total liabilities	15,675	16,119
– revenues	959	1,051
– profit or loss from continuing operations	$ 487	$ 487

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.